Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of classes of loans

	2015	2014

Mortgage loans on real estate
Residential 1-4 family	$47,395,344	$44,561,089
Commercial	40,381,680	40,474,855
Agricultural	41,223,190	40,119,130
Home equity	11,691,545	11,283,264
Total mortgage loans on real estate	140,691,759	136,438,338

Commercial loans	25,453,058	26,813,880
Agricultural	16,102,856	11,844,973
Consumer	13,741,093	12,587,101
	195,988,766	187,684,292

Less
Net deferred loan fees	29,293	9,416
Allowance for loan losses	2,919,594	2,956,264

Net loans	$193,039,879	$184,718,612

Schedule of allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method

	December 31, 2015
	1-4 Family	Commercial Real Estate	Agricultural Real Estate	Commercial	Agricultural	Home Equity	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning of year	$999,260	$855,463	$195,546	$421,809	$57,934	$205,577	$167,319	$53,356	$2,956,264
Provision charged to expense	(10,386)	29,238	6,372	(35,327)	105,412	(53,188)	49,289	48,590	140,000
Losses charged off	(199,392)	(27,464)	—	—	—	(13,724)	(53,249)	—	(293,829)
Recoveries	40,122	60,289	—	138	—	10,588	6,022	—	117,159
Balance, end of year	$829,604	$917,526	$201,918	$386,620	$163,346	$149,253	$169,381	$101,946	$2,919,594
Ending balance: individually evaluated for impairment	$176,079	$487,205	$—	$127,458	$—	$9,922	$—	$—	$800,664
Ending balance: collectively evaluated for impairment	$653,525	$430,321	$201,918	$259,162	$163,346	$139,331	$169,381	$101,946	$2,118,930

Loans:
Ending balance	$47,395,344	$40,381,680	$41,223,190	$25,453,058	$16,102,856	$11,691,545	$13,741,093	$—	$195,988,766
Ending balance: individually evaluated for impairment	$658,734	$1,598,530	$839,546	$277,628	$406,950	$58,340	$428	$—	$3,840,156
Ending balance: collectively evaluated for impairment	$46,736,610	$38,783,150	$40,383,644	$25,175,430	$15,695,906	$11,633,205	$13,740,665	$—	$192,148,610

	December 31, 2014
	1-4 Family	Commercial Real Estate	Agricultural Real Estate	Commercial	Agricultural	Home Equity	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning of year	$856,144	$745,760	$175,028	$1,034,189	$52,798	$201,993	$184,848	$155,674	$3,406,434
Provision charged to expense	241,875	392,009	20,518	(327,057)	5,136	5,887	3,950	(102,318)	240,000
Losses charged off	(100,319)	(287,474)	—	(285,411)	—	(5,403)	(25,781)	—	(704,388)
Recoveries	1,560	5,168	—	88	—	3,100	4,302	—	14,218
Balance, end of year	$999,260	$855,463	$195,546	$421,809	$57,934	$205,577	$167,319	$53,356	$2,956,264
Ending balance: individually evaluated for impairment	$183,196	$348,240	$—	$154,089	$—	$9,982	$—	$—	$695,507
Ending balance: collectively evaluated for impairment	$816,064	$507,223	$195,546	$267,720	$57,934	$195,595	$167,319	$53,356	$2,260,757

Loans:
Ending balance	$44,561,089	$40,474,855	$40,119,130	$26,813,880	$11,844,973	$11,283,264	$12,587,101	$—	$187,684,292
Ending balance: individually evaluated for impairment	$713,962	$1,690,251	$1,009,889	$240,805	$258,140	$37,531	$8,469	$—	$3,959,047
Ending balance: collectively evaluated for impairment	$43,847,127	$38,784,604	$39,109,241	$26,573,075	$11,586,833	$11,245,733	$12,578,632	$—	$183,725,245

Schedule of credit risk profile of the Company's loan portfolio based on rating category and payment activity

	1-4 Family		Commercial Real Estate		Agricultural Real Estate		Commercial
	2015	2014	2015	2014	2015	2014	2015	2014

Pass	$44,120,334	$41,530,699	$37,628,385	$38,122,972	$40,383,644	$39,109,241	$25,117,982	$26,563,823
Special Mention	1,323,266	655,049	454,194	53,750	839,546	887,048	51,196	—
Substandard	1,951,744	2,375,341	2,299,101	2,298,133	—	122,841	283,880	250,057

Total	$47,395,344	$44,561,089	$40,381,680	$40,474,855	$41,223,190	$40,119,130	$25,453,058	$26,813,880

	Agricultural Business		Home Equity		Consumer
	2015	2014	2015	2014	2015	2014

Pass	$15,110,606	$11,586,833	$11,324,889	$10,833,853	$13,501,477	$12,386,412
Special Mention	992,250	258,140	68,044	162,103	52,656	80,544
Substandard	—	—	298,612	287,308	186,960	120,145

Total	$16,102,856	$11,844,973	$11,691,545	$11,283,264	$13,741,093	$12,587,101

Schedule of loan portfolio aging analysis

	December 31, 2015
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing

1-4 Family	$345,169	$77,588	$623,055	$1,045,812	$46,349,532	$47,395,344	$—
Commercial real estate	—	—	766,840	766,840	39,614,840	40,381,680	—
Agricultural real estate	—	—	—	—	41,223,190	41,223,190	—
Commercial	—	—	—	—	25,453,058	25,453,058	—
Agricultural business	—	—	—	—	16,102,856	16,102,856	—
Home equity	22,122	66,305	69,515	157,942	11,533,603	11,691,545	—
Consumer	183,526	5,972	6,031	195,529	13,545,564	13,741,093	—

Total	$550,817	$149,865	$1,465,441	$2,166,123	$193,822,643	$195,988,766	$—

	December 31, 2014
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing

1-4 Family	$420,086	$286,622	$613,534	$1,320,242	$43,240,847	$44,561,089	$—
Commercial real estate	—	794,110	39,023	833,133	39,641,722	40,474,855	—
Agricultural real estate	—	—	122,841	122,841	39,996,289	40,119,130	—
Commercial	—	—	—	—	26,813,880	26,813,880	—
Agricultural business	—	—	—	—	11,844,973	11,844,973	—
Home equity	96,971	11,561	58,360	166,892	11,116,372	11,283,264	—
Consumer	90,558	5,531	16,560	112,649	12,474,452	12,587,101	—

Total	$607,615	$1,097,824	$850,318	$2,555,757	$185,128,535	$187,684,292	$—

Schedule of impaired loans

	December 31, 2015
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized	Interest Income Recognized Cash Basis

Loans without a specific valuation allowance
1-4 Family	$111,166	$111,166	$—	$211,346	$12,248	$12,042
Commercial real estate	516,560	516,560	—	663,640	34,155	34,586
Agricultural real estate	839,546	839,546	—	864,705	43,335	44,885
Commercial	80,172	80,172	—	83,509	634	150
Agricultural business	406,950	406,950	—	307,729	11,403	808
Home equity	48,418	48,418	—	43,342	3,333	3,331
Consumer	428	428	—	1,160	78	82
Loans with a specific valuation allowance
1-4 Family	547,568	547,568	176,079	568,790	32,908	25,352
Commercial real estate	1,081,970	1,081,970	487,205	1,118,044	67,505	47,864
Commercial	197,456	197,456	127,458	269,496	11,517	11,139
Home equity	9,922	9,922	9,922	9,982	810	722
Total:
1-4 family	658,734	658,734	176,079	780,136	45,156	37,394
Commercial real estate	1,598,530	1,598,530	487,205	1,781,684	101,660	82,450
Agricultural real estate	839,546	839,546	—	864,705	43,335	44,885
Commercial	277,628	277,628	127,458	353,005	12,151	11,289
Agricultural business	406,950	406,950	—	307,729	11,403	808
Home equity	58,340	58,340	9,922	53,324	4,143	4,053
Consumer	428	428	—	1,160	78	82

Total	$3,840,156	$3,840,156	$800,664	$4,141,743	$217,926	$180,961

	December 31, 2014

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized	Interest Income Recognized Cash Basis

Loans without a specific valuation allowance
1-4 Family	$129,272	$129,272	$—	$220,541	$12,818	$13,076
Commercial real estate	564,610	564,610	—	757,616	19,826	18,816
Agricultural real estate	1,009,889	1,009,889	—	1,037,661	58,253	49,159
Agricultural business	258,140	258,140	—	358,529	13,723	1,046
Home equity	27,549	27,549	—	29,505	2,881	2,939
Consumer	8,469	8,469	—	12,285	951	964
Loans with a specific valuation allowance
1-4 Family	584,690	584,690	183,196	604,031	28,722	26,783
Commercial real estate	1,125,641	1,125,641	348,240	1,134,401	66,864	60,012
Commercial	240,805	240,805	154,089	319,812	14,425	16,554
Home equity	9,982	9,982	9,982	9,993	247	187
Total:
1-4 family	713,962	713,962	183,196	824,572	41,540	39,859
Commercial real estate	1,690,251	1,690,251	348,240	1,892,017	86,690	78,828
Agricultural real estate	1,009,889	1,009,889	—	1,037,661	58,253	49,159
Commercial	240,805	240,805	154,089	319,812	14,425	16,554
Agricultural business	258,140	258,140	—	358,529	13,723	1,046
Home equity	37,531	37,531	9,982	39,498	3,128	3,126
Consumer	8,469	8,469	—	12,285	951	964

Total	$3,959,047	$3,959,047	$695,507	$4,484,374	$218,710	$189,536

Schedule of nonaccrual loans

	2015	2014

1-4 family	$911,283	$994,855
Commercial real estate	840,449	932,578
Agricultural real estate	—	122,841
Commercial	9,314	22,438
Agricultural business	—	—
Home equity	118,502	120,698
Consumer	141,605	70,643

Total	$2,021,153	$2,264,053

Schedule of recorded balance, at original cost, of troubled debt restructurings

	2015	2014

1-4 family	$723,421	$747,470
Commercial real estate	1,708,013	1,265,079
Agricultural real estate	—	—
Commercial	57,783	212,579
Agricultural business	—	—
Home equity	10,897	15,379
Consumer	109,340	42,786

Total	$2,609,454	$2,283,293

Schedule of recorded balance, at original cost, of troubled debt restructurings, which were performing according to the terms of the restructuring

	2015	2014

1-4 family	$526,004	$567,931
Commercial real estate	941,173	470,969
Agricultural real estate	—	—
Commercial	57,783	212,579
Agricultural business	—	—
Home equity	10,897	12,074
Consumer	86,255	42,786

Total	$1,622,112	$1,306,339

Schedule of loans modified as troubled debt restructurings

	Year Ended December 31, 2015		Year Ended December 31, 2014
	Number of Modifications	Recorded Investment	Number of Modifications	Recorded Investment

1-4 family	1	$98,246	3	$201,879
Commercial real estate	2	524,432	1	386,355
Agricultural real estate	—	—	—	—
Commercial	—	—	—	—
Agricultural business	—	—	—	—
Home equity	1	1,431	—	—
Consumer	5	76,691	1	15,953

Total	9	$700,800	5	$604,187